Statutory Requirements	12 Months Ended
Dec. 31, 2018
Statutory Requirements [Abstract]
Statutory Requirements
Statutory Requirements
The retained earnings of the company are largely represented by retained earnings at the company's insurance and reinsurance subsidiaries. Those subsidiaries are subject to certain requirements and restrictions under their respective insurance company Acts including minimum capital requirements and dividend restrictions. The company's capital requirements and management thereof are discussed in note 24. The company's share of dividends paid in 2018 by the insurance and reinsurance subsidiaries, which are eliminated on consolidation, was $415.2 (2017 - $418.1).
Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2018, the maximum dividend capacity available in 2019 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31, 2018
Allied World	685.6
Odyssey Group	329.7
Zenith National	133.7
Crum & Forster(1)	131.8
Brit	128.7
Northbridge(1)	81.9
1,491.4

(1)	Subject to prior regulatory approval.

When determining the amount of dividends to be paid from its insurance and reinsurance subsidiaries, the company considers not only regulatory capital requirements, but also rating agency capital tests, future capital levels required to support growth and tax planning matters, among other factors. In addition, the co-investors in Allied World and Brit have a dividend in priority to the company.